Financial Assets and Financial Liabilities - Sberbank Facilities - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		₽ 397,900,000,000	₽ 407,215,000,000
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings		1,161,000,000	6,013,000,000	₽ 19,167,000,000
Fines and penalty on overdue amount recorded as finance costs		47,610,000,000	54,240,000,000	60,452,000,000
Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		270,360,000,000	276,748,000,000
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		102,040,000,000	107,499,000,000
Sberbank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		₽ 26,459,000,000	31,106,000,000
Borrowings interest rate		9.30%			9.30%
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings		₽ 14,626,000,000	₽ 21,811,000,000		$ 253,927	$ 359,587
Borrowings interest rate			8.40%			8.40%
Sberbank facilities [member]
Disclosure of detailed information about borrowings [line items]
Payment amount amended	₽ 7,000,000,000
Overdue principal amount		0	₽ 0
Overdue interest amount		0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings		1,872,000,000	2,311,000,000
Fines and penalty on overdue amount recorded as finance costs		4,000,000	2,244,000,000	₽ 2,699,000,000
Sberbank facilities [member] | Maturity in April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Credit facilities		₽ 11,481,000,000	₽ 41,436,000,000
Sberbank facilities [member] | Maturity in 2022 [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		1.50%			1.50%
Sberbank facilities [member] | Maturity in 2022 [member] | Key rate of Central Bank of Russia [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		7.00%			7.00%
Sberbank facilities [member] | Maturity in 2022 [member] | LIBOR [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis description		3M LIBOR + 7%
Sberbank facilities [member] | Maturity in May 2018 [member]
Disclosure of detailed information about borrowings [line items]
Payment amount amended	₽ 2,000,000,000